Income Taxes, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Items Giving Rise to Deferred Tax Assets [Abstract]
Other reserves	$ 152	$ 0
Allowance for loan losses	1,916	1,146
Unrealized loss on securities available for sale	3,233	3,938
Deferred compensation	2,176	2,058
Deferred loan fees/costs	169	137
Accrued bonus	249	266
Purchase accounting adjustments	11	6
Net operating loss	49	66
Lease liability	332	355
Nonaccrual interest income	113	204
Other	43	294
Items Giving Rise to Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(88)	(99)
FHLB stock dividends	(442)	(676)
Prepaid expenses	(35)	(231)
Depreciation and amortization	(841)	(843)
Right-of-use asset	(332)	(355)
Other	(399)	0
Net deferred tax asset	6,306	$ 6,266
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 233
Operating loss carryforwards, expiration date	Dec. 31, 2026